The JPM Pierpont Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

August 28, 1997

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE: Rule 24f-2 Notice for The JPM Pierpont Funds with respect to:
         The JPM Pierpont Diversified Fund
         (Registration Statement File No. 33-54632)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 60 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:                 The JPM Pierpont Funds
                                                     60 State Street, Suite 1300
                                                     Boston, MA  02109

2.       Name of each series or class of funds for which this notice is filed:

         The JPM Pierpont Diversified Fund

3.       Investment Company Act File Number:                  811-07340
         Securities Act File Number:                           33-54632

4.       Last day of fiscal year for which this notice is filed: June 30, 1997

5.       Not applicable

6.       Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None


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Division of Investment Management
Securities and Exchange Commission
August 28, 1997
Page 2


8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None

9. Number and aggregate sale price of securities sold during the fiscal year:

         1,823,251                  $23,003,598

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

         1,823,251                  $23,003,598

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans:

           262,972                  $ 3,173,662

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year in reliance on Rule 24f-2
                  (from Item 10):                                   $ 23,003,598

         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                                   +  3,173,662

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):           - 17,385,015

         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing
                  fees pursuant to Rule 24e-2 (if applicable):      +          0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 (line (i), plus line
                  (ii), less
                  line (iii), plus line (iv) (if applicable)):         8,792,245

         (vi)     Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable law
                  or regulation:                                    x  .00030303

         (vii)    Fee due (line (i) or line (v) multiplied by
                  line (vi)):                                       $   2,664.32


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Division of Investment Management
Securities and Exchange Commission
August 28, 1997
Page 3

13.      Date of wire transfer of filing to the Commission's lockbox depository:
         August 28, 1997

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

Very truly yours,

THE JPM PIERPONT FUNDS



By:      /s/ Richard W. Ingram
         Richard W. Ingram
         President and Treasurer

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